UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05984
                                                   -------------------
                           THE NEW IRELAND FUND, INC.
 -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 Bank of Ireland Asset Management (U.S.) Limited
                               75 Holly Hill Lane
                               GREENWICH, CT 06830
 -----------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                           99 High Street, 27th Floor
                                BOSTON, MA 02110
 -----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (203) 869-0111
                                                          -----------------
                       Date of fiscal year end: OCTOBER 31
                                               -------------------
                     Date of reporting period: JULY 31, 2007
                                              ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

                              THE NEW IRELAND FUND
                              THIRD QUARTER REPORT

                                  JULY 31, 2007

                         INVESTMENT SUMMARY (UNAUDITED)

                                TOTAL RETURN (%)
                                ----------------

                               MARKET VALUE                NET ASSET VALUE (A)
                               ------------                -------------------
                                         AVERAGE                       AVERAGE
                          CUMULATIVE     ANNUAL (B)     CUMULATIVE    ANNUAL (B)
                          ----------     ---------      ----------    ----------
Current Quarter           (21.32)       (21.32)            (9.89)         (9.89)
One Year                   20.79         20.79             26.43          26.43
Three Year                110.05         28.07            110.13          28.09
Five Year                 266.13         29.64            239.82          27.72
Ten Year                  213.31         12.10            211.66          12.04

                                                   PER SHARE INFORMATION AND RETURNS

                                                                                                          2007
---------------------------------------------------------------------------------------------------------------
                                    1997   1998  1999   2000   2001    2002    2003  2004   2005   2006    YTD
Net Asset Value ($)                19.99  21.36  19.75  20.06  13.28   11.04  16.29  20.74  24.36  32.55  32.54
Income Dividends ($)               (0.22) (0.07)  --    (0.13) (0.01)  (0.03)    --  (0.09) (0.03) (0.16) (0.24)
Capital Gains
Other Distributions ($)            (0.36) (0.70) (1.14) (1.60) (2.65)  (0.69)    --     --     --  (1.77) (2.40)
Restated Total Return (%) (a) (c)  23.04  11.68  (2.37) 12.86 (20.99) (11.44) 47.55  28.14  17.51  45.97   8.10

NOTES

(a)  Total  investment  returns  reflect  changes  in net asset  value per share during each period and assume that dividends and capital gains distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market price.
(b)  Periods less than one year are not annualized.
(c) The Net Asset Value total return information set forth in the "Per Share Information and Returns" table for 2002 and prior years, that appeared in the Annual Report for 2003 and the Semi-Annual Report and the Annual Report for each of 2004, 2005 and 2006 was calculated using the NAV reinvestment prices rather than the market reinvestment prices. In order to be consistent all historic returns should have been calculated using market reinvestment prices. The information that appeared was 2002 - (12.07)%; 2001 - (23.76)%; 2000 - 13.27%; 1999 - (2.79)%; 1998 - 11.68%; and 1997 -
     22.46%. The years of 2002 to 1997 have been restated to be consistent with the methodology used beginning in 2003 to calculate the total returns. The Net Asset Value total return information that appears in the table was calculated using market reinvestment prices.

PAST RESULTS ARE NOT NECESSARILY INDICATIVE OF FUTURE PERFORMANCE OF THE FUND.

                 PORTFOLIO BY MARKET SECTOR AS OF JULY 31, 2007
                           (PERCENTAGE OF NET ASSETS)

                               [GRAPHIC OMITTED]
    EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

Construction and Building Materials 30.46%
Financial                           18.79%
Other Assets                         9.76%
Food and Beverages                   9.39%
Health Care Services                 5.21%
Transportation                       7.68%
Business Services                    5.31%
Diversified Financial Services       4.93%
Technology                           3.28%
Food and Agriculture                 5.19%


                   TOP 10 HOLDINGS BY ISSUER AS OF JULY 31, 2007

HOLDING                      SECTOR                              % OF NET ASSETS
-------                      -------                             ---------------
CRH PLC                      Construction and Building Materials   16.68%
Allied Irish Banks PLC       Financial                             14.46%
Kerry Group PLC, Series A    Food and Beverages                     6.23%
Ryanair Holdings PLC         Transportation                         6.05%
Kingspan Group PLC           Construction and Building Materials    5.70%
Grafton Group PLC-UTS        Construction and Building Materials    5.61%
IAWS Group PLC               Food and Agriculture                   5.19%
Irish Life & Permanent PLC   Diversified Financial Services         3.87%
DCC PLC                      Business Services                      3.85%
United Drug PLC              Health Care Services                   3.02%

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    VALUE (U.S.)
JULY 31, 2007                                          SHARES          (NOTE A)
--------------------------------------------------------------------------------

COMMON STOCKS (100.35%)

COMMON STOCKS OF IRISH COMPANIES (99.19%)

AGRICULTURAL OPERATIONS (1.47%)
      Origin Enterprises PLC*                         428,163    $    2,285,755
                                                                 --------------
BUSINESS SERVICES (5.31%)
      CPL Resources PLC                               200,982         1,925,800
      DCC PLC                                         202,501         6,001,239
      Newcourt Group PLC*                             155,655           349,432
                                                                 --------------
                                                                      8,276,471
                                                                 --------------
BUSINESS SUPPORT SERVICES (1.65%)
      Veris PLC*                                      500,000         2,566,594
                                                                 --------------
COMPUTER SOFTWARE AND SERVICES (0.43%)
      IONA Technologies PLC-ADR*                      169,300           677,200
                                                                 --------------
CONSTRUCTION AND BUILDING MATERIALS (30.46%)
      CRH PLC                                         578,260        26,002,457
      Grafton Group PLC-UTS                           630,458         8,750,845
      Kingspan Group PLC                              367,799         8,886,098
      McInerney Holdings PLC                        1,255,467         3,849,543
                                                                 --------------
                                                                     47,488,943
                                                                 --------------
DIVERSIFIED FINANCIAL SERVICES (4.93%)
      IFG Group PLC                                   556,276         1,659,979
      Irish Life & Permanent PLC                      248,182         6,030,100
                                                                 --------------
                                                                      7,690,079
                                                                 --------------
FINANCIAL (18.79%)
      Allied Irish Banks PLC                          855,747        22,549,244
      Boundary Capital PLC*                           635,534           861,251
      FBD Holdings PLC                                117,402         4,306,914
      TVC Holdings PLC*                               815,973         1,586,061
                                                                 --------------
                                                                     29,303,470
                                                                 --------------
FOOD AND AGRICULTURE (5.19%)
      IAWS Group PLC                                  386,346         8,091,401
                                                                 --------------
                                       3

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                    VALUE (U.S.)
JULY 31, 2007                                          SHARES          (NOTE A)
--------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)

COMMON STOCKS OF IRISH COMPANIES (CONTINUED)

FOOD AND BEVERAGES (9.39%)
      C&C Group PLC                                   460,018    $    3,778,174
      Fyffes PLC                                      552,258           612,326
      Kerry Group PLC, Series A                       363,898         9,708,393
      Total Produce PLC*                              552,258           544,290
                                                                 --------------
                                                                     14,643,183
                                                                 --------------
FOREST PRODUCTS AND PAPER (2.28%)
      Smurfit Kappa Group PLC (a)*                    151,515         3,556,932
                                                                 --------------
HEALTH CARE SERVICES (5.21%)
      ICON PLC-Sponsored ADR*                          73,087         3,418,279
      United Drug PLC                                 880,687         4,701,561
                                                                 --------------
                                                                      8,119,840
                                                                 --------------
PUBLISHING AND NEWS (2.61%)
      Independent News & Media PLC                    916,258         4,076,214
                                                                 --------------
REAL ESTATE DEVELOPMENT (0.09%)
      Blackrock International Land PLC*               218,009           141,452
                                                                 --------------
TECHNOLOGY (3.28%)
      Horizon Technology Group PLC*                 1,321,900         1,809,483
      Norkom Group PLC*                             1,183,180         3,303,975
                                                                 --------------
                                                                      5,113,458
                                                                 --------------
TELECOMMUNICATIONS (0.42%)
      Zamano PLC*                                   1,100,000           647,466
                                                                 --------------
TRANSPORTATION (7.68%)
      Aer Lingus Group PLC (a)*                       249,183           835,681
      Ryanair Holdings PLC*                         1,300,000         9,431,376
      Ryanair Holdings PLC-Sponsored ADR*              41,285         1,712,915
                                                                 --------------
                                                                     11,979,972
                                                                 --------------
TOTAL COMMON STOCKS OF IRISH COMPANIES
  (Cost $72,100,222)                                                154,658,430
                                                                 --------------
                                       4

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                                    VALUE (U.S.)
JULY 31, 2007                                          SHARES          (NOTE A)
--------------------------------------------------------------------------------

COMMON STOCKS OF UNITED KINGDOM COMPANIES (1.16%)
  (Cost U.S. $913,307)

CONSULTING SERVICES (1.16%)
      RPS Group PLC                                   253,237    $    1,797,220
                                                                 --------------
TOTAL COMMON STOCKS BEFORE FOREIGN
   CURRENCY ON DEPOSIT
   (Cost $73,013,529)                                            $  156,455,650
                                                                 --------------
--------------------------------------------------------------------------------
                                       5

THE NEW IRELAND FUND, INC.
PORTFOLIO HOLDINGS (UNAUDITED)(CONTINUED)
--------------------------------------------------------------------------------

                                                       FACE         VALUE (U.S.)
JULY 31, 2007                                          VALUE          (NOTE A)
--------------------------------------------------------------------------------

FOREIGN CURRENCY ON DEPOSIT (0.58%)
    British Pounds Sterling          (POUND)                344  $          699
    Euro                              (EURO)            662,056         906,256
                                                                 ---------------
TOTAL FOREIGN CURRENCY ON DEPOSIT
  (Cost $906,939)**                                                     906,955
                                                                 ---------------
TOTAL INVESTMENTS (100.93%)
  (Cost $73,920,468)                                                157,362,605
OTHER ASSETS AND LIABILITIES (-0.93%)                                (1,443,206)
                                                                 ---------------
NET ASSETS (100.00%)                                             $  155,919,399
                                                                 ===============

--------------------------------------------------------------------------------

(a) Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified institutional buyers. At July 31, 2007, these securities amounted to $4,392,613 or 2.82% of net assets.
*    Non-income producing security.
**   Foreign currency held on deposit at JPMorgan Chase & Co.
ADR  -American Depositary Receipt traded in U.S. dollars.
UTS  -Units

THE NEW IRELAND FUND, INC.
NOTES TO PORTFOLIO HOLDINGS (UNAUDITED)
--------------------------------------------------------------------------------

A. VALUATION AND INVESTMENT PRACTICES:

SECURITY VALUATION: Securities listed on a stock exchange for which market quotations are readily available are valued at the closing prices on the date of valuation, or if no such closing prices are available, at the last bid price quoted on such day. If there are no such quotations available for the date of valuation, the last available closing price will be used. The value of securities and other assets for which no market quotations are readily available, or whose values have been materially affected by events occurring before the Fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the Board of Directors to represent fair value. Short-term securities that mature in 60 days or less are valued at amortized cost.

CURRENCY TRANSLATION: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the spot rate of such currencies against U.S. dollars by obtaining from FT-IDC each day the current 4:00pm London time spot rate and future rate (the future rates are quoted in 30-day increments) on foreign currency contracts. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on security transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Fund may enter into forward foreign currency contracts for non-trading purposes in order to protect investment securities and related receivables and payables against future changes in foreign currency exchange rates. Fluctuations in the value of such contracts are recorded as unrealized gains or losses; realized gains or losses include net gains or losses on contracts which have terminated by settlements or by entering into offsetting commitments. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. There were no such contracts open in the Fund as of July 31, 2007.

SECURITIES TRANSACTIONS: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis.

B. UNREALIZED APPRECIATION/(DEPRECIATION):
At July 31, 2007, the tax cost of securities for Federal Income Tax purposes is $73,013,529 and the aggregate gross unrealized appreciation for all securities (excluding foreign currency on deposit) in which there was an excess value over tax cost was U.S. $85,777,186 and aggregate gross unrealized depreciation for all securities (excluding foreign currency on deposit) in which there was an excess of tax cost over value was U.S. $2,335,065.

                       This page left blank intentionally.

                           THE NEW IRELAND FUND, INC.
                             DIRECTORS AND OFFICERS

                     Peter J. Hooper      - CHAIRMAN OF THE BOARD
                     Brendan Donohoe      - PRESIDENT AND DIRECTOR
                     David Dempsey        - DIRECTOR
                     Margaret Duffy       _ DIRECTOR
                     Denis P. Kelleher    - DIRECTOR
                     George G. Moore      - DIRECTOR
                     Lelia Long           - TREASURER
                     Colleen Cummings     - ASSISTANT TREASURER
                     Vincenzo A.Scarduzio - SECRETARY
                     Salvatore Faia       - CHIEF COMPLIANCE OFFICER

                          PRINCIPAL INVESTMENT ADVISOR
                 Bank of Ireland Asset Management (U.S.) Limited
                            300 First Stamford Place
                          Stamford, Connecticut 06902


                                 ADMINISTRATOR
                                    PFPC Inc.
                              4400 Computer Drive
                        Westborough, Massachusetts 01581

                                   CUSTODIANS
                        JPMorgan Chase & Co.North America
                               Investment Services
                            3 Metro Tech - 7th Floor
                            Brooklyn, New York 11245

                          SHAREHOLDER SERVICING AGENT
                     American Stock Transfer & Trust Company
                                 59 Maiden Lane
                            New York, New York 10038

                                  LEGAL COUNSEL
                               Seward & Kissel LLP
                             One Battery Park Plaza
                            New York, New York 10004


                 INDEPENDENT PUBLIC REGISTERED ACCOUNTING FIRM
                              Tait Weller Baker LP
                               1818 Market Street
                             Philadelphia, PA 19103

                                 CORRESPONDENCE
                   ALL CORRESPONDENCE SHOULD BE ADDRESSED TO:

                           The New Ireland Fund, Inc.
                                 c/o PFPC Inc.
                                 99 High Street
                                   27th Floor
                          Boston, Massachusetts 02110

                   TELEPHONE INQUIRIES SHOULD BE DIRECTED TO:
                        1-800-GO-TO-IRL (1-800-468-6475)
                                WEBSITE ADDRESS:
                             www.newirelandfund.com


IR-QTR 07/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE NEW IRELAND FUND, INC.

By (Signature and Title)*  /S/ BRENDAN DONOHOE
                         -------------------------------------------------------
                          Brendan Donohoe, President
                          (principal executive officer)

Date SEPTEMBER 21, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ BRENDAN DONOHOE
                         -------------------------------------------------------
                          Brendan Donohoe, President
                          (principal executive officer)

Date SEPTEMBER 21, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ LELIA LONG
                         -------------------------------------------------------
                          Lelia Long, Treasurer
                          (principal financial officer)

Date SEPTEMBER 26, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.